Principal Accounting Policies - Goodwill, Impairment on non-financial assets, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jan. 12, 2018 USD ($)
Share-based compensation [Line Items]
Impairment on non-financial assets	¥ 0		¥ 0	¥ 0
Revenues
Liabilities recorded related to membership points and cash rewards	10,369		9,374		$ 1,589
Interest Receivable, Current	278		14,876		$ 43
Commission fees from other travel-related products and services	35,284		88,042	81,879
Revenue recognized from advertising services	26,204		74,859	66,761
Revenues	450,259	$ 69,006	2,280,987	2,240,149
Advertising Expenses
Advertising expense	50,662		223,522	222,073
Share-based Compensation	¥ 20,464	$ 3,136	61,736	68,738
Stock Repurchase Program, Authorized Amount | $						$ 10,000	$ 100,000
Stock Issued During Period, Shares, Treasury Stock Reissued | shares	625,167	625,167
Self Operator Package [Member]
Revenues
Revenues	¥ 122,699		724,239	509,737
Package Tours Services [Member]
Revenues
Revenues	1,599		166,186	241,181
Financial Services [Member]
Revenues
Revenues	43,149		97,016	117,537
The Affiliated Entities [Member]
Revenues
Revenues	¥ 485,702	$ 74,437	¥ 1,181,747	¥ 1,524,924